FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS - 96.6%	Shares	Value
Communication Services - 4.7%
AT&T, Inc.	20,300	$613,669
ViacomCBS, Inc. - Class B	19,500	454,740
		1,068,409
Consumer Discretionary - 6.9%
Ford Motor Company (a)	35,000	212,800
Genuine Parts Company	5,500	478,280
Home Depot, Inc. (The) (a)	1,500	375,765
Kohl's Corporation (a)	11,000	228,470
Tapestry, Inc. (a)	20,000	265,600
		1,560,915
Consumer Staples - 12.4%
Archer-Daniels-Midland Company	12,500	498,750
J.M. Smucker Company (The) (a)	5,200	550,212
Kellogg Company	9,500	627,570
Philip Morris International, Inc.	6,800	476,408
Tyson Foods, Inc. - Class A	3,600	214,956
Walmart, Inc. (a)	3,700	443,186
		2,811,082
Energy - 6.7%
Chevron Corporation (a)	4,800	428,304
ConocoPhillips (a)	8,500	357,170
Exxon Mobil Corporation	8,400	375,648
Royal Dutch Shell plc - Class B - ADR	12,000	365,400
		1,526,522
Financials - 16.6%
JPMorgan Chase & Company	6,500	611,390
KeyCorp	34,200	416,556
Lincoln National Corporation	7,000	257,530
MetLife, Inc.	10,200	372,504
People's United Financial, Inc.	25,000	289,250
Prudential Financial, Inc.	6,000	365,400
Truist Financial Corporation	15,500	582,025
U.S. Bancorp	14,200	522,844
Wells Fargo & Company (a)	13,500	345,600
		3,763,099
Health Care - 13.4%
Bristol-Myers Squibb Company (a)	7,800	458,640
CVS Health Corporation (a)	11,000	714,670
Johnson & Johnson (a)	4,100	576,583
Merck & Company, Inc.	9,400	726,902

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.6% (Continued)	Shares	Value
Health Care - 13.4% (Continued)
Pfizer, Inc.	17,000	$555,900
		3,032,695
Industrials - 8.3%
Eaton Corporation plc (a)	6,800	594,864
Emerson Electric Company	4,000	248,120
Raytheon Technologies Corporation	3,200	197,184
United Parcel Service, Inc. - Class B (a)	7,700	856,086
		1,896,254
Information Technology - 15.0%
Broadcom, Inc.	2,800	883,708
Cisco Systems, Inc.	15,000	699,600
HP, Inc.	29,500	514,185
Intel Corporation (a)	5,000	299,150
International Business Machines Corporation	6,300	760,851
Texas Instruments, Inc. (a)	2,000	253,940
		3,411,434
Materials - 5.2%
Compass Minerals International, Inc.	5,500	268,125
Dow, Inc.	10,600	432,056
Nucor Corporation	11,500	476,215
		1,176,396
Real Estate - 3.6%
Public Storage	1,500	287,835
Simon Property Group, Inc.	2,500	170,950
Ventas, Inc.	9,900	362,538
		821,323
Utilities - 3.8%
Dominion Energy, Inc.	4,000	324,720
Duke Energy Corporation	4,000	319,560
PPL Corporation	8,500	219,640
		863,920

Total Common Stocks (Cost $21,822,500)		$21,932,049

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (b) (Cost $905,999)	905,999	$905,999

Total Investments at Value - 100.6% (Cost $22,728,499)		$22,838,048

Liabilities in Excess of Other Assets - (0.6%)		(135,784)

Net Assets - 100.0%		$22,702,264

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

FBP EQUITY & DIVIDEND PLUS FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2020 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
Bristol-Myers Squibb Company	58	$341,040	$ 72.50	09/18/20	$638
Chevron Corporation	48	428,304	97.50	09/18/20	13,872
ConocoPhillips	45	189,090	50.00	11/20/20	10,125
CVS Health Corporation	40	259,880	75.00	11/20/20	5,520
Eaton Corporation plc	20	174,960	92.50	10/16/20	9,240
Eaton Corporation plc	48	419,904	100.00	01/15/21	18,240
Ford Motor Company	350	212,800	7.00	09/18/20	11,200
Home Depot, Inc. (The)	15	375,765	220.00	09/18/20	50,625
Intel Corporation	50	299,150	75.00	09/18/20	1,100
J.M. Smucker Company (The)	25	264,525	130.00	07/17/20	150
Johnson & Johnson	14	196,882	160.00	09/18/20	1,022
Kohl's Corporation	60	124,620	52.50	07/17/20	120
Kohl's Corporation	50	103,850	30.00	10/16/20	5,750
Tapestry, Inc.	200	265,600	22.50	08/21/20	1,200
Texas Instruments, Inc.	20	253,940	140.00	10/16/20	6,580
United Parcel Service, Inc. - Class B	42	466,956	115.00	09/18/20	17,640
Walmart, Inc.	37	443,186	125.00	01/15/21	21,460
Wells Fargo & Company	70	179,200	35.00	10/16/20	3,010
Total Covered Written Call Options (Premiums received $235,605)		$4,999,652			$177,492

The average monthly notional amount of written option contracts during the period ended June 30, 2020 was $4,803,557.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

COMMON STOCKS - 73.3%	Shares	Value
Communication Services - 3.2%
AT&T, Inc.	8,000	$241,840
CenturyLink, Inc.	20,000	200,600
ViacomCBS, Inc. - Class B	20,100	468,732
		911,172
Consumer Discretionary - 4.3%
Carnival Corporation	8,500	139,570
Ford Motor Company	30,000	182,400
Kohl's Corporation (a)	10,000	207,700
Tapestry, Inc. (a)	17,000	225,760
Target Corporation	2,000	239,860
TJX Companies, Inc. (The)	4,000	202,240
		1,197,530
Consumer Staples - 6.0%
Archer-Daniels-Midland Company	9,000	359,100
Kellogg Company	8,500	561,510
Philip Morris International, Inc.	3,300	231,198
Walmart, Inc. (a)	4,500	539,010
		1,690,818
Energy - 5.3%
Chevron Corporation	4,000	356,920
ConocoPhillips (a)	6,000	252,120
Devon Energy Corporation	30,000	340,200
Occidental Petroleum Corporation	8,500	155,550
Royal Dutch Shell plc - Class B - ADR	13,000	395,850
		1,500,640
Financials - 15.3%
Bank of America Corporation	38,000	902,500
Bank of New York Mellon Corporation (The)	12,000	463,800
Capital One Financial Corporation	6,000	375,540
JPMorgan Chase & Company	10,000	940,600
KeyCorp	16,320	198,777
Lincoln National Corporation	12,500	459,875
MetLife, Inc.	12,000	438,240
Travelers Companies, Inc. (The)	3,600	410,580
Wells Fargo & Company	5,000	128,000
		4,317,912
Health Care - 9.2%
Bristol-Myers Squibb Company	8,000	470,400
CVS Health Corporation (a)	7,500	487,275
Johnson & Johnson (a)	4,000	562,520
Merck & Company, Inc.	8,000	618,640

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 73.3% (Continued)	Shares	Value
Health Care - 9.2% (Continued)
Pfizer, Inc.	13,500	$441,450
		2,580,285
Industrials - 5.5%
Eaton Corporation plc (a)	6,500	568,620
FedEx Corporation	2,500	350,550
General Electric Company	25,000	170,750
Raytheon Technologies Corporation	4,000	246,480
Trane Technologies plc	2,400	213,552
		1,549,952
Information Technology - 17.8%
Apple, Inc.	2,500	912,000
Broadcom, Inc.	2,400	757,464
Cisco Systems, Inc.	17,000	792,880
HP, Inc.	28,000	488,040
International Business Machines Corporation	5,200	628,004
Microsoft Corporation	4,500	915,795
Nokia Corporation - ADR	87,000	382,800
Western Union Company (The)	7,000	151,340
		5,028,323
Materials - 3.1%
Compass Minerals International, Inc.	5,000	243,750
Freeport-McMoRan, Inc.	11,000	127,270
Mosaic Company (The)	11,000	137,610
Nucor Corporation	8,500	351,985
		860,615
Real Estate - 0.5%
Simon Property Group, Inc.	2,200	150,436

Utilities - 3.1%
Dominion Energy, Inc.	4,000	324,720
FirstEnergy Corporation	8,500	329,630
PPL Corporation	9,000	232,560
		886,910

Total Common Stocks (Cost $16,739,114)		$20,674,593

CORPORATE BONDS - 13.0%	Par Value	Value
Consumer Staples - 1.8%
Kroger Company (The), 2.60%, due 02/01/2021	$500,000	$505,249

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 13.0%(Continued)	Par Value	Value
Energy - 1.8%
Pioneer Natural Resources Company, 3.95%, due 07/15/2022	$500,000	$520,109

Financials - 5.6%
American Express Company, 3.40%, due 02/27/2023	500,000	534,924
Citigroup, Inc., 2.90%, due 12/08/2021	500,000	515,070
Wells Fargo & Company, 3.50%, due 03/08/2022	500,000	523,705
		1,573,699
Industrials - 2.0%
Norfolk Southern Corporation, 3.85%, due 01/15/2024	500,000	553,441

Utilities - 1.8%
PSEG Power, LLC, 3.00%, due 06/15/2021	500,000	510,164

Total Corporate Bonds (Cost $3,498,162)		$3,662,662

U.S. GOVERNMENT AGENCY OBLIGATIONS - 1.8%	Par Value	Value
Federal National Mortgage Association - 1.8%
1.20%, due 07/17/2020 (Cost $500,000)	$500,000	$500,226

U.S. TREASURY OBLIGATIONS - 1.8%	Par Value	Value
U.S. Treasury Notes - 1.8%
2.125%, due 05/15/2022 (Cost $505,547)	$500,000	$518,223

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 10.2%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.05% (b)	2,655,408	$2,655,408
First American Government Obligations Fund - Class Z, 0.06% (b)	205,709	205,709
Total Money Market Funds (Cost $2,861,117)		$2,861,117

Total Investments at Value - 100.1% (Cost $24,103,940)		$28,216,821

Liabilities in Excess of Other Assets - (0.1%)		(17,622)

Net Assets - 100.0%		$28,199,199

ADR - American Depositary Receipt.

(a)	Security covers a written call option.
(b)	The rate shown is the 7-day effective yield as of June 30, 2020.

See accompanying notes to Schedules of Investments.

FBP APPRECIATION & INCOME OPPORTUNITIES FUND
SCHEDULE OF OPEN OPTION CONTRACTS
June 30, 2020 (Unaudited)

COVERED WRITTEN CALL OPTIONS	Contracts	Notional Value	Strike Price	Expiration Date	Value of Options
ConocoPhillips	30	$126,060	$ 50.00	11/20/20	$6,750
CVS Health Corporation	25	162,425	75.00	11/20/20	3,450
Eaton Corporation plc	30	262,440	110.00	07/17/20	240
Johnson & Johnson	13	182,819	160.00	09/18/20	949
Kohl's Corporation	50	103,850	52.50	07/17/20	100
Kohl's Corporation	50	103,850	30.00	10/16/20	5,750
Tapestry, Inc.	150	199,200	22.50	08/21/20	900
Walmart, Inc.	15	179,670	125.00	01/15/21	8,700
Total Covered Written Call Options (Premiums received $68,467)		$1,320,314			$26,839

The average monthly notional amount of written option contracts during the period ended June 30, 2020 was $1,477,857.

See accompanying notes to Schedules of Investments.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS

June 30, 2020 (Unaudited)

1. Securities Valuation

Portfolio securities of FBP Equity & Dividend Plus Fund and FBP Appreciation & Income Opportunities Fund (individually, a “Fund,” and collectively, the “Funds”) are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on a national stock exchange, including common stocks and closed-end investment companies, if any, are valued based upon the closing price on the principal exchange where the security is traded, if available, otherwise, at the last quoted bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Covered call options written by the Funds are valued at the last quoted sale price or, in the absence of a sale, at the ask price on the principal exchanges on which they are traded. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market is considered active, securities will be classified as Level 1 within the fair value hierarchy (see below).

Fixed income securities, including U.S. treasury obligations, U.S. government agency obligations and corporate bonds, are typically valued on the basis of prices provided by an independent pricing service. The prices provided by the pricing service are determined with consideration given to institutional bid and last sale prices and take into account securities prices, yields, maturities, call features, ratings, institutional trading in similar groups of securities, and developments related to specific securities. Given the inputs used by the pricing service, these securities are classified as Level 2 within the fair value hierarchy.

When market quotations are not readily available, if a pricing service cannot provide a price, or the investment adviser believes the price received from the pricing service is not indicative of market value, securities will be valued in good faith at fair value using methods consistent with procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Such methods of fair valuation may include, but are not limited to: multiple of earnings, multiple of book value, discount from market of a similar freely traded security, purchase price of the security, subsequent private transactions in the security or related securities, or a combination of these and other factors.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements. Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value each Fund’s investments and other financial instruments as of June 30, 2020 by security type:

FBP Equity & Dividend Plus Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$21,932,049	$-	$-	$21,932,049
Money Market Funds	905,999	-	-	905,999
Total	$22,838,048	$-	$-	$22,838,048

Other Financial Instruments:
Covered Written Call Options	$(177,492)	$-	$-	$(177,492)
Total	$(177,492)	$-	$-	$(177,492)

FBP Appreciation & Income Opportunities Fund:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$20,674,593	$-	$-	$20,674,593
Corporate Bonds	-	3,662,662	-	3,662,662
U.S. Government Agency Obligations	-	500,226	-	500,226
U.S. Treasury Obligations	-	518,223	-	518,223
Money Market Funds	2,861,117	-	-	2,861,117
Total	$23,535,710	$4,681,111	$-	$28,216,821

Other Financial Instruments:
Covered Written Call Options	$(26,839)	$-	$-	$(26,839)
Total	$(26,839)	$-	$-	$(26,839)

Refer to each Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. There were no Level 3 investments held by the Funds as of or during the period ended June 30, 2020.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

THE FLIPPIN, BRUCE & PORTER FUNDS

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax

The following information is computed on a tax basis for each item as of June 30, 2020:

	FBP Equity & Dividend Plus Fund	FBP Appreciation & Income Opportunities Fund
Tax cost of portfolio investments and written options contracts	$22,492,899	$24,140,851

Gross unrealized appreciation	$3,463,296	$6,946,893
Gross unrealized depreciation	(3,295,639)	(2,897,762)

Net unrealized appreciation	$167,657	$4,049,131

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost of portfolio investments is due to certain differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.